SIGNIFICANT ACCOUNTING POLICIES (Tables)	12 Months Ended
Dec. 31, 2016
Accounting Policies [Abstract]
Schedule Of Annual Depreciation Rates
Depreciation is calculated by the straight-line method over the estimated useful lives of the assets, at the following annual rates:

%

Computers, manufacturing and peripheral equipment	6 – 33
Enterprise Resource Planning systems ("ERP")	10
Office furniture and equipment	Mainly 15
Leasehold improvements	Over the shorter of the term of the lease or useful life of the asset

Schedule Of Stock Option Granted Assumptions
The Company estimates the fair value of stock options granted under ASC 718 using the binomial model with the following weighted-average assumptions for 2014, 2015 and 2016:

	December 31,
	2014	2015	2016

Dividend yield	0%	0%	0%
Volatility	49%-65%	48%-70%	51%-73%
Risk free interest	0.1%-2.40%	0.1%-2.40%	0.2%-2.1%
Early exercise multiple	2.20-2.80	2.60-3.40	2.20-3.40

Schedule of Accumulated Other Comprehensive Income, Net

	Unrealized Gains (Losses) on Cash Flow Hedges	Foreign Currency Translation Adjustments	Total

Balance as of January 1, 2016	$(163)	$(8,453)	$(8,616)

Other comprehensive income (loss) before reclassifications	168	861	1,029
Amounts reclassified from AOCI	(261)	-	(261)

Other comprehensive income (loss)	(93)	861	768

Balance as of December 31, 2016	(256)	(7,592)	(7,848)